Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	Computer
	and
	equipment	Automobiles	Total
	US$	US$	US$
Cost
As of April 1, 2022	244,904	364,767	609,671
Additions	3,160	18,410	21,570
Disposal	(43,847)	(3,220)	(47,067)
Disposal of subsidiary (note 22)	(192,847)	(379,957)	(572,804)
Exchange realignment	929	—	929
As of March 31, 2023	12,299	—	12,299
Additions	1,281	—	1,281
Exchange realignment	40	—	40
As of March 31, 2024	13,620	—	13,620

Accumulated depreciation
As of April 1, 2022	218,144	93,553	311,697
Depreciation for the year	7,539	63,401	70,940
Disposal	(9,637)	(832)	(10,469)
Disposal of subsidiaries (note 22)	(212,163)	(156,122)	(368,285)
Exchange realignment	(7)	—	(7)
As of March 31, 2023	3,876	—	3,876
Depreciation for the year	3,833	—	3,833
Exchange realignment	14	—	14
As of March 31, 2024	7,723	—	7,723

Net carrying amount
As of March 31, 2024	5,897	—	5,897
As of March 31, 2023	8,423	—	8,423